Revenue - Schedule of Changes in Contract Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue [abstract]
Revenue recognised during the year	$ 28,628	$ 706
Invoices raised during the year	(28,373)	$ (706)
Translation exchange difference	(2)
Balance at the end of the year	$ 253